UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

January 31, 2009 (unaudited)

Par			Ratings†
(000)			(S&P/Moody’s)	Maturity	Rate%	Value

BONDS (96.7%)
Australia (2.4%)
Sovereign (2.4%)
1,710	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$1,179,356
TOTAL AUSTRALIA						1,179,356

Austria (5.7%)
Banks (5.7%)
1,000	USD	Oesterreichische Kontrollbank AG, Global Government Gauranteed Notes	(AAA, Aaa)	06/17/13	3.625	1,026,900
160,000	JPY	Oesterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, NR)	03/22/10	1.800	1,804,975
TOTAL AUSTRIA						2,831,875

Belgium (1.6%)
Sovereign (1.6%)
560	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	797,285
TOTAL BELGIUM						797,285

Bermuda (0.2%)
Insurance (0.2%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	87,631
TOTAL BERMUDA						87,631

Canada (4.8%)
Mining (0.6%)
300	EUR	Xstrata Canada Financial Corp., Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	05/27/11	5.875	286,657
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds	(A-, A3)	01/15/15	4.875	67,085
Regional (Province) (1.7%)
1,000	CAD	Province of Quebec Canada, Series EMTN, Unsubordinated Notes	(A+, Aa2)	02/04/13	4.375	846,772
Sovereign (2.4%)
1,330	CAD	Canadian Government Bond	(AAA, Aaa)	06/01/17	4.000	1,162,829
TOTAL CANADA						2,363,343

Denmark (0.7%)
Oil & Gas (0.7%)
300	EUR	Dong Energy AS, Senior Unsecured Notes	(BBB+, Baa1)	06/29/12	3.500	363,589
TOTAL DENMARK						363,589

France (4.7%)
Banks (0.5%)
200	EUR	Cie de Financement Foncier	(AAA, Aaa)	02/11/11	3.875	259,073
Diversified Telecommunication Services (0.2%)
100	EUR	SFR SA	(NR, NR)	07/18/12	3.375	125,333
Electric (0.4%)
100	EUR	Electricite de France, Series EMTN, Senior Unsecured Notes	(A+, Aa3)	01/23/13	5.625	136,378
50	EUR	Electricite de France, Series EMTN, Senior Unsecured Notes	(A+, Aa3)	05/29/20	5.375	63,184
						199,562
Engineering & Construction (0.4%)
150	EUR	Bouygues SA, Euro-zone Senior Unsecured Notes	(A-, NR)	07/03/15	6.125	191,969
Food (0.8%)
150	EUR	Casino Guichard-Perrachon SA	(BBB-, NR)	08/09/12	7.875	194,906
150	EUR	Groupe Danone, Series EMTN, Senior Unsecured Notes	(A-, A3)	05/06/15	5.500	196,083
						390,989
Gas (0.6%)
200	EUR	GDF Suez, Series EMTN, Senior Unsecured Notes	(A, Aa3)	01/24/14	6.250	274,977
Sovereign (1.8%)
720	EUR	France Government Bond OAT	(AAA, Aaa)	04/25/21	3.750	901,257
TOTAL FRANCE						2,343,160

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Germany (17.3%)
Banks (5.7%)
120,000	JPY	Kreditanstalt fuer Wiederaufbau, Global Government Guaranteed Notes	(AAA, Aaa)	02/16/26	2.050	$1,288,325
140,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,536,999
						2,825,324
Diversified Financials (0.1%)
50	EUR	Volkswagen Leasing GmbH, Series EMTN, Company Guaranteed Notes	(A-, A3)	10/18/12	4.875	62,140
Sovereign (11.5%)
1,310	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	07/04/10	5.250	1,766,921
250	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	01/04/12	5.000	347,763
250	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	01/04/16	3.500	330,436
1,500	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	07/04/16	4.000	2,034,658
900	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	01/04/37	4.000	1,161,481
						5,641,259
TOTAL GERMANY						8,528,723

Ireland (1.2%)
Diversified Financials (1.2%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	576,988
TOTAL IRELAND						576,988

Italy (1.2%)
Banks (0.8%)
100	EUR	Intesa Sanpaolo SpA	(AA-, Aa2)	04/28/11	5.000	130,353
200	EUR	UniCredit SpA	(A+, Aa3)	02/12/13	4.875	256,091
						386,444
Oil & Gas (0.4%)
150	EUR	ENI SpA, Series EMTN	(AA-, Aa2)	01/20/14	5.875	206,297
TOTAL ITALY						592,741

Japan (3.8%)
Sovereign (3.8%)
190,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA, Aa1)	06/20/23	1.050	1,858,408
TOTAL JAPAN						1,858,408

Luxembourg (1.4%)
Diversified Financials (0.3%)
100	EUR	John Deere Bank SA, Series EMTN, Company Guaranteed Notes	(A, A2)	06/23/11	6.000	129,934
Sovereign (0.5%)
200	EUR	ITW Finance Europe SA, Euro-zone Company Guaranteed Notes	(AA-, Aa3)	10/01/14	5.250	240,112
Telecommunications (0.6%)
250	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	03/15/11	4.000	307,774
TOTAL LUXEMBOURG						677,820

Malaysia (0.7%)
Oil & Gas (0.7%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds ‡	(A-, A1)	08/15/15	7.750	354,209
TOTAL MALAYSIA						354,209

Netherlands (6.5%)
Banks (0.7%)
300	EUR	ING Bank NV,Series EMTN, Subordinated Notes (Callable 5/29/18 @ $100) #	(AA-, A1)	05/29/23	6.125	336,863
Beverages (0.9%)
350	EUR	Diageo Capital BV	(A-, A3)	07/01/13	5.500	455,033
Chemicals (0.4%)
150	EUR	Linde Finance BV, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	04/24/12	4.375	192,393

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Netherlands
Diversified Telecommunication Services (0.4%)
150	EUR	Deutsche Telekom International Finance BV Euro-zone Company Guaranteed Notes #	(BBB+, Baa1)	07/11/11	6.625	$202,920
Electric (0.8%)
150	EUR	E.ON International Finance BV, Euro-zone Company Guaranteed Notes	(A, A2)	09/08/15	5.250	194,567
150	EUR	Enbw International Finance BV, Series EMTN, Company Guaranteed Notes	(A-, A2)	11/20/13	6.000	205,585
						400,152
Insurance (1.6%)
100	EUR	Allianz Finance II BV	(AA, Aa3)	03/06/13	5.000	132,690
550	EUR	Allianz Finance II BV, Euro-zone Company Guaranteed Notes	(AA, Aa3)	11/23/16	4.000	661,000
						793,690
Sovereign (1.3%)
500	CAD	Bank Nederlandse Gemeenten NV, Senior Unsubordinated Notes	(AAA, Aaa)	03/07/25	5.150	383,155
200	EUR	Government of the Netherlands	(NR, Aaa)	07/15/12	5.000	276,512
						659,667
Telecommunications (0.4%)
150	EUR	Koninklijke KPN NV, Series EMTN, Notes	(BBB+, Baa2)	11/13/12	5.000	191,168
TOTAL NETHERLANDS						3,231,886

Norway (4.1%)
Diversified Financials (4.1%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aa1)	06/21/10	1.800	2,019,730
TOTAL NORWAY						2,019,730

Spain (1.7%)
Banks (1.3%)
500	EUR	Banco Santander SA	(NR, Aaa)	02/06/14	3.500	627,135
Electric (0.4%)
150	EUR	Iberdrola Finanzas SAU, Series EMTN, Company Guarunteed Notes	(A-, A3)	11/25/15	7.500	208,203
TOTAL SPAIN						835,338

Sweden (0.6%)
Banks (0.3%)
100	EUR	Nordea Bank AB, Subordinated Notes, Series EMTN (Callable 09/10/13 @ $100.00) #	(A+, Aa2)	09/10/18	6.250	125,951
Telecommunications Equipment (0.3%)
150	EUR	Telefonaktiebolaget LM Ericsson, Series EMTN, Notes	(BBB+, Baa1)	06/27/17	5.375	153,575
TOTAL SWEDEN						279,526

United Kingdom (10.9%)
Agriculture (0.4%)
150	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	03/12/15	5.875	184,283
Banks (1.2%)
500	EUR	Bank of Scotland PLC, Series EMTN, Covered Notes	(AAA, Aaa)	07/13/16	4.375	600,689
Diversified Telecommunication Services (0.3%)
100	EUR	Vodafone Group PLC, Series EMTN, Senior Unsecured Notes	(A-, Baa1)	06/18/10	5.875	131,615
Electric (0.4%)
150	EUR	Scottish & Southern Energy PLC, Series EMTN, Senior Unsecured Notes	(A, A2)	07/29/13	6.125	197,981
Food (0.3%)
100	EUR	Tesco PLC, Series EMTN, Senior Unsecured Notes	(A-, A3)	09/12/16	5.875	125,894
Gas (0.1%)
50	EUR	National Grid Gas PLC, Series EMTN, Senior Unsecured Notes	(A-, A3)	05/14/13	5.125	62,919
Mining (0.2%)
100	EUR	Anglo American Capital PLC, Series EMTN, Company Guaranteed Notes	(A-, A3)	04/17/15	5.875	109,985
Pharmaceuticals (0.5%)
200	EUR	AstraZeneca PLC, Series EMTN, Senior Unsubordinated Notes	(AA-, A1)	11/12/10	4.625	262,291

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United Kingdom
Sovereign (7.3%)
1,505	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/12	5.000	$2,349,578
800	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	1,228,678
						3,578,256
Water Utilities (0.2%)
100	EUR	Severn Trent PLC	(A, A2)	03/11/16	5.250	123,041
TOTAL UNITED KINGDOM						5,376,954

United States (27.2%)
Agriculture (0.5%)
200	EUR	Cargill, Inc.	(A, A2)	04/29/13	4.375	234,626
Asset Backed Security-Automobile (0.2%)
70	USD	USAA Auto Owner Trust, Series 2006-2, Class A3 #	(AAA, Aaa)	09/15/10	5.320	70,535
38	USD	Wachovia Auto Owner Trust, Series 2006-A, Class A3 #	(AAA, NR)	02/22/11	5.350	37,666
						108,201
Automobile Manufacturers (1.9%)
710	USD	Daimler North America Holding Corp., Global Company Guaranteed Notes	(A-, A3)	03/15/11	5.875	681,146
200	EUR	Daimler North America Holding Corp., Series EMTN, Company Guaranteed Notes	(A-, A3)	03/16/10	4.375	253,997
						935,143
Banks (0.3%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00) #	(A+, A1)	03/29/49	6.189	172,269
Diversified Financials (4.6%)
215	USD	American Express Co., Subordinated Notes (Callable 09/01/16 @ $100.00) #	(BBB+, Baa1)	09/01/66	6.800	124,512
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A, A3)	11/15/10	5.350	201,165
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB+, Baa2)	08/15/10	4.750	258,232
110	USD	GMAC LLC, Global Senior Unsecured Notes	(CCC, C)	05/15/09	5.625	105,536
41	USD	GMAC LLC, Series 144A, Company Guaranteed Notes ‡	(CCC, NR)	12/31/13	7.500	24,209
36	USD	GMAC LLC, Series 144A, Company Gauranteed Notes ‡	(CCC, NR)	12/01/14	6.750	23,422
36	USD	GMAC LLC, Series 144A, Subordinated Notes ‡	(CC, NR)	12/31/18	8.000	14,233
200	USD	HSBC Finance Capital Trust IX, Company Guaranteed Notes (Callable 11/30/15 @ $100.00) #	(A, A1)	11/30/35	5.911	77,524
250	EUR	International Business Machines Corp., Series EMTN	(A+, A1)	01/30/14	6.625	344,596
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	166,180
550	EUR	JPMorgan Chase & Co., FDIC Guaranteed	(AAA, Aaa)	12/12/11	3.625	718,846
230	USD	The Goldman Sachs Group, Inc. Global Senior Unsecured Notes	(A, A1)	01/15/15	5.125	207,501
						2,265,956
Electric (0.3%)
130	USD	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	140,247
Healthcare Services (0.5%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(A-, Baa1)	01/15/11	5.000	264,065
Insurance (4.8%)
275	USD	American International Group, Inc., Global Senior Unsecured Notes #	(A-, A3)	05/15/13	4.250	217,101
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	296,647
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Senior Unsecured Notes	(A-, Baa1)	06/20/11	1.600	923,447
500	USD	Merna Reinsurance, Ltd., Rule 144A, Series A, Senior Secured Notes #‡	(NR, Aa2)	07/07/10	2.109	464,450
500	USD	Merna Reinsurance, Ltd., Rule 144A, Series B, Secured Notes #‡	(NR, A2)	07/07/10	3.209	469,100
						2,370,745
Lodging (0.1%)
200	USD	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Caa2)	11/15/10	12.000	41,000
Media (0.6%)
310	USD	Time Warner, Inc., Company Guaranteed Notes	(BBB+, Baa2)	11/15/16	5.875	293,411

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Mortgage Backed Securities (9.7%)
436	USD	Fannie Mae Pool #685200 #	(AAA, Aaa)	03/01/18	5.000	$448,808
1,194	USD	Fannie Mae Pool #735661 #	(AAA, Aaa)	12/01/17	5.500	1,236,821
1,127	USD	Fannie Mae Pool #831730	(AAA, Aaa)	09/01/36	6.500	1,175,304
1,630	USD	Fannie Mae Pool #848193	(AAA, Aaa)	11/01/35	5.500	1,671,309
1,778	USD	Fannie Mae Series 2001-60, Class SM #	(AAA, Aaa)	06/25/30	7.611	113,094
149	USD	Federal Home Loan Pool #1J0867 #	(AAA, Aaa)	01/01/38	5.134	152,949
						4,798,285
Oil & Gas (1.4%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	146,007
235	USD	Hess Corp., Senior Unsecured Notes	(BBB-, Baa2)	08/15/31	7.300	205,737
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes #‡	(BBB+, Baa1)	06/15/10	3.296	194,000
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	140,244
						685,988
Retail (0.3%)
140	USD	The Home Depot, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	03/01/16	5.400	127,485
Telecommunications Equipment (2.0%)
385	USD	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	368,125
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	280,735
335	USD	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	331,754
						980,614
TOTAL UNITED STATES						13,418,035
TOTAL BONDS (Cost $50,503,640)						47,716,597

Number of Shares

PREFERRED STOCK (0.0%)
United States (0.0%)
Auto Loans (0.0%)
9	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000) *‡ (Cost $1,800)	2,247

SHORT-TERM INVESTMENT (2.9%)

Par (000)

1,449	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,449,000)	02/02/09	0.010	1,449,000

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $51,954,440)				49,167,844

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)				182,071

NET ASSETS (100.0%)				$49,349,915

Futures Contract	Number of Contracts Long	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation
U.K. Long Gilt Futures	14	03/27/2009	$2,338,323	$2,369,980	$31,657

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Open Forward Foreign Currency Contracts with Unrealized Appreciation
AUD	2,200,000	NZD	2,665,520	3/18/09	$1,506,120	$1,554,339	$48,219
DKK	1,845,251	USD	316,314	3/18/09	316,314	316,504	190
GBP	700,000	USD	948,623	3/18/09	948,623	1,008,652	60,029
GBP	250,000	USD	343,886	3/18/09	343,886	360,233	16,347
GBP	700,000	USD	993,615	3/18/09	993,615	1,008,651	15,036
JPY	175,516,846	EUR	1,489,172	3/18/09	1,959,549	2,008,144	48,595
JPY	40,245,000	GBP	300,000	3/18/09	451,127	467,309	16,182
NOK	802,318	USD	111,853	3/18/09	111,853	115,817	3,964
USD	976,305	AUD	1,500,000	3/18/09	(976,305)	(950,929)	25,376
USD	786,945	CAD	950,000	3/18/09	(786,945)	(765,912)	21,033
USD	351,307	CAD	430,000	3/18/09	(351,307)	(346,676)	4,631
USD	1,200,000	EUR	860,735	3/18/09	(1,200,000)	(1,102,373)	97,627
USD	1,900,000	EUR	1,431,178	3/18/09	(1,900,000)	(1,832,960)	67,040
USD	993,842	EUR	750,000	3/18/09	(993,842)	(960,552)	33,290
USD	1,325,461	GBP	900,000	3/18/09	(1,325,461)	(1,296,838)	28,623
Total							$486,182

Open Forward Foreign Currency Contracts with Unrealized Depreciation
EUR	740,571	JPY	87,758,423	3/18/09	988,772	959,331	(29,441)
EUR	768,000	JPY	88,932,096	3/18/09	988,838	981,449	(7,389)
EUR	768,000	USD	1,001,725	3/18/09	1,001,725	983,604	(18,121)
EUR	350,000	USD	452,839	3/18/09	452,839	448,258	(4,581)
EUR	760,000	USD	991,876	3/18/09	991,876	973,359	(18,517)
JPY	86,538,240	EUR	768,000	3/18/09	975,848	956,562	(19,286)
NZD	1,341,780	AUD	1,100,000	3/18/09	738,448	718,895	(19,553)
NZD	1,362,064	AUD	1,100,000	3/18/09	708,750	699,443	(9,307)
SEK	2,579,793	USD	315,868	3/18/09	315,868	310,780	(5,088)
USD	441,031	CAD	554,685	3/18/09	(441,031)	(447,200)	(6,169)
USD	1,198,922	EUR	936,365	3/18/09	(1,198,922)	(1,199,236)	(314)
USD	990,479	GBP	700,000	3/18/09	(990,479)	(1,008,651)	(18,172)
USD	777,814	JPY	70,000,000	3/18/09	(777,814)	(780,029)	(2,215)
Total							$(158,153)

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

MTN = Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations – The interest rate is the rate as of January 31, 2009.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $1,804,102 or 3.7% of net assets.

*	Non-income producing security.

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

DKK = Danish Krone

EUR = Euro Currency

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,247	$359,686
Level 2 - Other Significant Observable Inputs	49,165,597	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$49,167,844	$359,686

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $51,954,440, $2,530,765, $(5,317,361) and $(2,786,596), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009